Property, Plant & Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	$ 1,068,994	$ 947,863
Less accumulated depreciation	(486,204)	(422,973)
Property, Plant and Equipment, net	582,790	524,890
Land and Land Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	9,001	9,072
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	249,238	216,507
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	739,330	633,934
Construction in Progress
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, gross	$ 71,425	$ 88,350